Financial instruments (Details 3) ₽ in Millions, € in Millions, £ in Millions, SFr in Millions, R in Millions, $ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 RUB (₽)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 AUD ($)	Mar. 31, 2020 CHF (SFr)	Mar. 31, 2020 ZAR (R)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 RUB (₽)	Mar. 31, 2019 GBP (£)
Forward contract| US$ - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract One [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	$ 148							$ 261
Forward contract| US$ - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Twenty [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	140
Forward contract| US$ - RON| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Seventeen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	7
Forward contract| US$ - RUB| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Four [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount								30
Forward contract| US$ - RUB| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eighteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	6
Forward contract| EUR - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Nine [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | €							€ 6
Forward contract| GBP - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Five [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | £										£ 23
Forward contract| GBP - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Ten [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | £			£ 38
Option contract| US$ - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Seven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount								$ 300
Option contract| US$ - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty One [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	270
Forward contract| RUB - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Two [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | ₽		₽ 5,968							₽ 2,710
Forward contract| RUB - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Six [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | ₽									₽ 1,350
Forward contract| GBP - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Three [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | £			£ 9							£ 18
Forward contract| AUD - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Four [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount				$ 4
Forward contract| CHF - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Five [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | SFr					SFr 200
Forward contract| ZAR - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Six [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | R						R 71
Forward contract| CHF - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Seven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | SFr					SFr 200
Forward contract| EUR - GBP| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eight [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | €							€ 3
Forward contract| US$ - AUD| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eleven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	5
Forward contract| US$ - BRL| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Twelve [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	6
Forward contract| US$ - CLP| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Thirteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	4
Forward contract| US$ - COP| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Fourteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	4
Forward contract| US$ - KZT| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Fifteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	11
Forward contract| US$ - MXN| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Sixteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	2
Forward contract| US$ - UAH| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Nineteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	$ 19